Statements of Changes in Partners' Capital (Net Asset Value) (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
General Partner
Net asset value per Unit at end of period (in dollars per share)	$ 103.98	$ 106.51	$ 106.19	$ 104.94		$ 119.79
Series A
Net asset value per Unit at end of period (in dollars per share)	$ 67.88	$ 71.08	$ 72.43	$ 73.18		$ 87.3
Series B
Net asset value per Unit at end of period (in dollars per share)	$ 78.56	$ 81.62	$ 82.52	$ 82.73		$ 97.15
Series C
Net asset value per Unit at end of period (in dollars per share)	$ 88.29	$ 91.11	$ 91.50	$ 91.11	[1]	$ 100	[2]
Series I
Net asset value per Unit at end of period (in dollars per share)	$ 92.35	$ 95.67	$ 96.43	$ 96.38		$ 112.52

[1]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[2]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.